Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS High Income Fund

Lonnie Fox has been added as a portfolio manager of the fund and, together with Gary Russell and Thomas R. Bouchard, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS High Income Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Lonnie Fox is provided as of June 30, 2018 and the information for Gary Russell and Thomas R. Bouchard is provided as of September 30, 2017:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Gary Russell	$100,001 - $500,000	$500,001 - $1,000,000
Thomas R. Bouchard	$10,001 - $50,000	$10,001 - $50,000
Lonnie Fox	$0	$1 - $10,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	11	$3,582,103,969	0	$0
Thomas R. Bouchard	5	$1,099,140,592	0	$0
Lonnie Fox	0	$0	0	$0

 Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Gary Russell	0	$0	0	$0
Thomas R. Bouchard	0	$0	0	$0
Lonnie Fox	0	$0	0	$0

September 13, 2018
SAISTKR-434

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Gary Russell	8	$1,167,153,724	0	$0
Thomas R. Bouchard	0	$0	0	$0
Lonnie Fox	6	$267,640,510	0	$0

Please Retain This Supplement for Future Reference

September 13, 2018
SAISTKR-434